SCHEDULE OF CONTRACTUAL CASH FLOW REQUIREMENT (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025
Accounts Payable [Member]
ScheduleOfContractualCashFlowRequirementLineItems [Line Items]
Less than 1 year	$ 3,141,081	$ 2,036,916
1 to 2 years
2 to 5 years
After 5 years
Total	3,141,081	2,036,916
Accrued Liabilities [Member]
ScheduleOfContractualCashFlowRequirementLineItems [Line Items]
Less than 1 year	79,891	41,736
1 to 2 years
2 to 5 years
After 5 years
Total	79,891	41,736
Loans Payable [Member]
ScheduleOfContractualCashFlowRequirementLineItems [Line Items]
Less than 1 year	7,752	7,752
1 to 2 years	7,752	7,752
2 to 5 years	23,256	23,256
After 5 years	102,276	15,067,532
Total	141,036	$ 15,106,292
Convertible Debenture [Member]
ScheduleOfContractualCashFlowRequirementLineItems [Line Items]
Less than 1 year
1 to 2 years	1,832,770
2 to 5 years
After 5 years
Total	1,832,770
Other Liabilities Current [Member]
ScheduleOfContractualCashFlowRequirementLineItems [Line Items]
Less than 1 year	3,228,724
1 to 2 years	1,840,522
2 to 5 years	23,256
After 5 years	102,276
Total	$ 5,194,778